Eaton Vance

National Limited Maturity Municipal Income Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.1%
Little Co. of Mary Hospital of Indiana, Inc.:
1.249%, 11/1/22	$100	$100,660
1.399%, 11/1/23	125	126,290
1.581%, 11/1/24	360	365,751
1.973%, 11/1/25	325	328,311

Total Corporate Bonds — 0.1% (identified cost $910,000)		$921,012

Tax-Exempt Municipal Obligations — 89.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Delaware Valley Regional Finance Authority, PA:
2.00%, 10/1/29	$55	$58,022
0.56%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	4,900	4,895,982
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,559,980

		$8,513,984

Education — 3.0%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$107,400
Arizona State University, 5.00%, 7/1/22	250	262,232
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
5.00%, 7/1/24	150	170,306
5.00%, 7/1/26	165	199,698
5.00%, 7/1/27	125	155,475
5.00%, 7/1/28	185	235,710
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/27	1,120	1,347,237
Connecticut Health and Educational Facilities Authority, (Trinity College):
5.00%, 6/1/28(2)	220	280,194
5.00%, 6/1/29(2)	120	156,242
5.00%, 6/1/30(2)	145	192,151
5.00%, 6/1/31(2)	125	168,585
5.00%, 6/1/32(2)	400	540,668
5.00%, 6/1/33(2)	1,080	1,449,846
Forest Grove, OR, (Pacific University), Series 2015A:
5.00%, 5/1/22	200	207,262
5.00%, 5/1/23	400	431,664

Security	Principal Amount (000’s omitted)	Value
Houston Higher Education Finance Corp., TX, (St. John’s School), Prerefunded to 9/1/22, 5.00%, 9/1/25	$1,000	$1,054,800
Indiana Finance Authority, (Valparaiso University):
5.00%, 10/1/21	250	252,755
5.00%, 10/1/22	200	210,840
5.00%, 10/1/23	200	218,792
Kentucky Bond Development Corp., (Centre College), 4.00%, 6/1/26	210	241,332
Kentucky Bond Development Corp., (Transylvania University), 3.00%, 3/1/24	165	173,809
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,385,120
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/28	1,800	2,304,612
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
5.00%, 4/1/25	175	203,585
5.00%, 4/1/26	180	216,067
Romeoville, IL, (Lewis University):
5.00%, 10/1/21	500	505,155
5.00%, 10/1/22	500	525,880
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/31	1,795	2,352,617
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/28	530	549,144

		$19,099,178

Electric Utilities — 4.3%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$2,390	$2,453,574
Arkansas River Power Authority, CO, 5.00%, 10/1/30	1,000	1,227,920
Delaware Municipal Electric Corp., (Beasley Power Station):
5.00%, 7/1/22	310	325,041
5.00%, 7/1/23	200	219,086
5.00%, 7/1/24	200	227,718
Energy Northwest, WA, 5.00%, 7/1/26	1,000	1,217,430
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,237,120
Long Island Power Authority, NY, Electric System Revenue:
1.00%, 9/1/25	900	910,746
Series 2015C, 0.814%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,034,400
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,378,060
New Braunfels, TX, Utility System Revenue, 5.00%, 7/1/22(2)	400	419,244
Orlando Utilities Commission, FL:
5.00%, 10/1/25(2)	665	792,447
5.00%, 10/1/26(2)	1,000	1,229,800
5.00%, 10/1/27(2)	700	885,409
Piedmont Municipal Power Agency, SC, 3.00%, 1/1/22	1,000	1,014,110
Pinal County Electrical District No. 3, AZ:
5.00%, 7/1/22	525	549,717
5.00%, 7/1/23	335	365,911
5.00%, 7/1/28	400	507,472

		$27,995,205

Escrowed/Prerefunded — 3.1%
Beaverton School District No. 48J, OR, Prerefunded to 6/15/24, 5.00%, 6/15/30	$1,150	$1,310,229
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	1,000	1,093,940
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	340	369,672

Security	Principal Amount (000’s omitted)	Value
Louisiana, Highway Improvement Revenue, Prerefunded to 9/15/24, 5.00%, 6/15/25	$750	$853,305
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,660,050
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/22, 5.00%, 6/1/36	1,830	1,911,526
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,150,050
Pittsburgh, PA, Prerefunded to 9/1/22, 5.00%, 9/1/26	1,000	1,056,610
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125%, 8/1/47	975	1,025,135
Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,771,855

		$20,202,372

General Obligations — 21.5%
Arkansas, 5.00%, 6/15/22	$5,000	$5,233,250
Auburn, ME:
4.00%, 11/1/22	750	788,647
4.00%, 11/1/27	400	479,560
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,000	1,178,460
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,271,501
Bergen County Improvement Authority, NJ, (Valley Program Project), 4.00%, 3/1/32	1,100	1,330,450
Bingham and Bonneville Counties Joint School District No. 93, ID, Prerefunded to 9/15/22, 5.00%, 9/15/25	630	666,244
Brazosport Independent School District,TX, (PSF Guaranteed), 5.00%, 2/15/22	2,010	2,070,601
Buffalo, NY, 5.00%, 4/1/27	1,985	2,465,469
Carroll County, GA, 5.00%, 6/1/26	700	850,808
Chicago Board of Education, IL, 5.00%, 12/1/21	400	407,684
Collin County Community College District, TX, 5.00%, 8/15/26	1,000	1,224,120
Columbus, OH, 4.00%, 8/15/21	3,000	3,013,980
Connecticut:
3.00%, 1/15/32	2,350	2,672,655
4.00%, 1/15/26	1,000	1,154,490
4.00%, 6/1/32	700	862,120
Cook County School District No. 63, IL:
5.00%, 12/1/28	2,595	3,273,022
5.00%, 12/1/29	2,725	3,430,748
Dane County, WI:
2.00%, 4/1/28	480	514,992
2.00%, 4/1/29	90	96,213
2.00%, 4/1/30	75	79,876
Detroit, MI:
5.00%, 4/1/22	130	133,900
5.00%, 4/1/23	135	144,354
5.00%, 4/1/24	150	165,901
5.00%, 4/1/25	150	170,608
District of Columbia, 5.00%, 10/15/32	2,490	3,225,272
East Meadow Union Free School District, NY, 3.00%, 6/15/31	1,765	2,020,996
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,054,400
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,585,545

Security	Principal Amount (000’s omitted)	Value
Illinois:
5.00%, 2/1/23	$5,000	$5,367,300
5.00%, 2/1/25	4,000	4,611,680
5.00%, 11/1/26	5,000	6,038,450
5.50%, 5/1/30	500	665,955
Lake Washington School District No. 414, WA, 4.00%, 12/1/27	3,105	3,743,512
Los Fresnos Consolidated Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/33(2)	1,255	1,530,661
4.00%, 8/15/34(2)	1,525	1,850,542
5.00%, 8/15/28(2)	900	1,148,706
5.00%, 8/15/31(2)	1,330	1,755,560
Madison Metropolitan School District, WI, 2.00%, 3/1/28	4,795	5,115,018
Millcreek Township School District, PA:
5.00%, 9/15/21	3,730	3,765,398
5.00%, 9/15/25	500	551,440
Minneapolis-St. Paul Metropolitan Council, MN, 5.00%, 12/1/24	3,000	3,477,750
Monroe Township, NJ:
4.00%, 1/15/26(2)	1,030	1,173,603
4.00%, 1/15/27(2)	1,040	1,211,371
4.00%, 1/15/28(2)	420	497,419
New York, NY:
5.00%, 8/1/24	2,000	2,239,420
(SPA: Barclays Bank PLC), 0.01%, 10/1/46(3)	10,000	10,000,000
Ocean City, NJ:
2.00%, 10/15/31	745	780,797
2.00%, 10/15/32	3,065	3,199,461
2.25%, 9/15/32	610	642,580
Oklahoma City, OK:
4.00%, 3/1/27	970	1,151,807
4.00%, 3/1/28	630	763,138
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,254,925
Phoenix Union High School District No. 210, AZ, 5.00%, 7/1/23	1,425	1,562,498
Portland Community College District, OR:
5.00%, 6/15/28	1,000	1,213,590
5.00%, 6/15/29	2,500	3,029,900
Prince George’s County, MD, 4.00%, 7/1/32	1,000	1,272,790
Princeton, NJ, 2.00%, 12/15/31	1,025	1,082,964
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/23	13,010	12,947,292
5.00%, 6/15/27	1,150	1,440,858
Township High School District No. 203, IL:
5.00%, 12/15/25	1,705	2,036,810
5.00%, 12/15/26	1,790	2,202,989
Vancouver School District No. 37, WA, 4.00%, 12/1/27	2,285	2,750,112
Wake County, NC, 5.00%, 3/1/22	3,000	3,097,740
Wilmington, NC, 5.00%, 5/1/27	1,000	1,253,310

		$138,993,212

Hospital — 8.2%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 0.01%, 10/1/48(3)	$10,000	$10,000,000

Security	Principal Amount (000’s omitted)	Value
Batesville Public Facilities Board, AR, (White River Health System, Inc.):
5.00%, 6/1/22	$595	$616,819
5.00%, 6/1/23	795	855,197
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/24	200	215,496
Berks County Municipal Authority, PA, (Tower Health):
5.00%, 2/1/24	500	531,600
5.00% to 2/1/25 (Put Date), 2/1/40	3,000	3,183,390
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,133,240
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015:
5.00%, 11/1/21	300	304,188
5.00%, 11/1/22	185	195,305
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Healthcare):
5.00%, 6/1/22(2)	1,000	1,010,740
5.00%, 6/1/23(2)	700	737,891
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 5.00%, 8/1/30	1,010	1,297,517
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/28	1,915	2,318,395
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
3.00%, 7/1/21	500	500,000
4.00%, 7/1/23	550	589,242
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	707,826
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare Obligated Group), 5.00%, 7/1/26(2)	1,100	1,335,532
Halifax Hospital Medical Center, FL:
5.00%, 6/1/22	515	537,027
5.00%, 6/1/24	325	367,458
5.00%, 6/1/25	1,380	1,613,606
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,412,525
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	502,541
Illinois Finance Authority, (Presence Health Network):
5.00%, 2/15/23	1,000	1,078,510
5.00%, 2/15/24	500	562,515
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	400	460,060
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	1,500	1,831,755
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/28	500	633,535
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	4,000	5,090,600
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/26(4)	1,500	1,833,345
Series 2017, 5.00%, 12/1/27(4)	1,200	1,486,308
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,102,000
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 10/15/22	600	629,820
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	3,039,603
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 5.00% to 10/1/25 (Put Date), 12/1/48	1,500	1,778,145

Security	Principal Amount (000’s omitted)	Value
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):
5.00%, 12/1/22	$500	$525,570
5.00%, 12/1/23	250	271,222
5.00%, 12/1/24	285	317,698
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	927,896
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,398,264

		$52,932,381

Housing — 0.4%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University):
4.00%, 4/1/25	$360	$406,426
4.00%, 4/1/26	375	433,249
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/32	365	450,103
5.00%, 7/1/33	300	368,946
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	604,340
Sandoval County, NM, MFMR, 6.00%, 5/1/32(4)	485	485,659
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	95	95,000

		$2,843,723

Industrial Development Revenue — 3.9%
California Pollution Control Financing Authority, (Republic Services, Inc.), Series 2017 A2, (AMT), 0.18%, 11/1/42(4)(6)	$5,000	$4,999,950
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,880	2,170,535
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(4)	860	935,749
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(4)	435	472,084
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,295,980
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,090,020
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,539,832
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,399,300

		$24,903,450

Insured-Education — 1.1%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$528,960
New Jersey Educational Facilities Authority, (William Paterson University):
(AGM), 5.00%, 7/1/25	110	128,585
(AGM), 5.00%, 7/1/27	150	185,283
(AGM), 5.00%, 7/1/28	65	82,064
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,413,783
Northern Illinois University, (BAM), 5.00%, 4/1/30	850	1,085,892

		$7,424,567

Insured-Electric Utilities — 0.7%
Brownsville, TX, Utility System Revenue, (AGM), 5.00%, 9/1/29	$875	$1,129,179
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	1,125	1,228,567

Security	Principal Amount (000’s omitted)	Value
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	$1,100	$1,320,726
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	160	162,901
(NPFG), 5.00%, 7/1/24	115	117,681
(NPFG), Series SS, 5.00%, 7/1/25	300	308,550

		$4,267,604

Insured-Escrowed/Prerefunded — 0.6%
Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/23	$875	$937,755
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,025,000
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,053,350

		$4,016,105

Insured-General Obligations — 8.6%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$297,825
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	125	133,791
Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,855,157
Cambria County, PA:
(AGM), 4.00%, 8/1/33	500	575,400
(BAM), 5.00%, 8/1/21	1,085	1,088,949
(BAM), 5.00%, 8/1/22	1,850	1,939,743
Cicero, IL:
(BAM), 4.00%, 1/1/23	520	548,080
(BAM), 4.00%, 1/1/25	285	317,678
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	468,708
Glendale Union High School District No. 205, AZ, (AGM), 4.00%, 7/1/32	350	437,224
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,424,560
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	655,644
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,741,548
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,388,172
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/23	940	998,073
(AGM), 5.00%, 1/1/24	1,165	1,285,787
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,254,850
Puerto Rico, (AGM), 5.25%, 7/1/24	500	512,695
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	240	247,608
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,993,850
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	910	1,172,626
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,959,700
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	4,272,307
Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	747,929
Yonkers, NY:
(AGM), 5.00%, 2/15/25	630	731,758
(AGM), 5.00%, 2/15/25	600	697,146
(AGM), 5.00%, 2/15/27	850	1,045,152
(AGM), 5.00%, 2/15/27	530	652,335

		$55,444,295

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 0.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$291,932
Massachusetts Development Finance Agency, (Wellforce), (AGM), 5.00%, 10/1/26	360	434,279
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	365	365,000

		$1,091,211

Insured-Housing — 0.1%
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):
(AGM), 5.00%, 7/1/24	$100	$113,634
(AGM), 5.00%, 7/1/25	100	117,372
(AGM), 5.00%, 7/1/26	100	120,755

		$351,761

Insured-Other Revenue — 0.2%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/27	$1,000	$1,229,230

		$1,229,230

Insured-Special Tax Revenue — 1.4%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,233,190
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,930,490
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,052,770

		$9,216,450

Insured-Water and Sewer — 0.9%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	$5,000	$5,466,650
Pittsburgh Water and Sewer Authority, PA, (AGM), 0.68%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(1)	500	504,660

		$5,971,310

Lease Revenue/Certificates of Participation — 2.4%
Burke County, NC, Limited Obligation Bonds:
5.00%, 4/1/28	$250	$309,125
5.00%, 4/1/29	250	307,288
California State Public Works Board, 5.00%, 11/1/26	2,725	3,018,019
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 5.00%, 7/1/28	535	676,679
Florida Department of Transportation Financing Corp.:
3.00%, 7/1/32	2,600	3,002,896
3.00%, 7/1/33	875	1,006,477
Manassas Park Economic Development Authority, VA:
5.00%, 12/15/25	185	219,926
5.00%, 12/15/26	225	274,619
5.00%, 12/15/27	190	237,392
5.00%, 12/15/28	200	255,406
New Jersey Economic Development Authority, (School Facilities Construction):
4.00%, 6/15/28	5,000	5,452,650
5.00%, 6/15/25	385	450,943

		$15,211,420

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.3%
Black Belt Energy Gas District, AL, 0.40%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$4,991,050
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,109,760
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.38%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	1,050	1,052,520
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	216,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(4)	1,035	1,245,415
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.922%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	2,018,620
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	777,900
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	220	220,383
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/21	750	765,900
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/23	675	732,841
5.00%, 6/1/24	590	665,060
5.00%, 6/1/25	1,000	1,165,470

		$14,960,919

Senior Living/Life Care — 2.8%
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(4)	$500	$506,940
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,877,577
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 0.73%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	435,161
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
5.00%, 8/1/21	675	677,612
5.00%, 8/1/22	550	577,984
5.00%, 8/1/23	705	772,891
5.00%, 8/1/24	480	545,942
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	2,255,655
5.00%, 1/1/30	1,265	1,385,226
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/21	1,380	1,390,792
4.00%, 10/1/22	1,435	1,490,578
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,172,699
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(4)	3,420	3,591,171
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	140	150,836
4.00%, 11/15/25	115	129,871
4.00%, 11/15/26	125	143,849
4.00%, 11/15/27	130	151,993
4.00%, 11/15/28	110	130,211

		$18,386,988

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 6.6%
Baltimore, MD, (Harbor Point):
3.05%, 6/1/28(4)	$190	$200,929
3.15%, 6/1/29(4)	200	213,278
3.20%, 6/1/30(4)	200	212,208
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	2,000	2,000,000
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,115,643
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	604,662
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,610,825
Michigan Trunk Line:
5.00%, 11/15/23	600	610,836
5.00%, 11/15/26	1,100	1,119,690
5.00%, 11/15/28	2,000	2,035,800
5.00%, 11/15/29	1,500	1,526,850
Nassau County Interim Finance Authority, NY, Sales Tax Revenue, 5.00%, 11/15/29	1,370	1,828,525
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	280	0
5.75%, 5/1/38	335	338,403
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 2/1/27	100	112,877
3.00%, 2/1/28	500	570,935
(SPA: Barclays Bank PLC), 0.01%, 8/1/39(3)	6,100	6,100,000
New York Dormitory Authority, Sales Tax Revenue:
(AMT), 5.00%, 3/15/24	1,405	1,575,764
(AMT), 5.00%, 3/15/25	1,470	1,706,420
(AMT), 5.00%, 3/15/26	1,545	1,848,932
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,055,358
Saint Clair County Highway Revenue, IL:
4.00%, 1/1/22	555	565,756
Escrowed to Maturity, 4.00%, 1/1/23	310	327,841
Prerefunded to 1/1/23, 4.00%, 1/1/24	360	380,718
Sales Tax Securitization Corp., IL:
Series 2018C, 5.00%, 1/1/29	1,525	1,955,584
Series 2020A, 5.00%, 1/1/29	500	641,175
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,028,630
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	276	165,344
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), Prerefunded to 7/1/23, 5.00%, 7/1/25	2,815	3,082,397

		$42,535,380

Student Loan — 0.9%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 5.00%, 11/15/22	$125	$132,890
(AMT), 5.00%, 11/15/23	230	254,486
(AMT), 5.00%, 11/15/24	300	337,086
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	3,665	3,748,012
(AMT), 5.00%, 7/1/24	1,000	1,131,530

		$5,604,004

Security	Principal Amount (000’s omitted)	Value
Transportation — 10.4%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), Prerefunded to 1/1/22, 5.00%, 1/1/26	$840	$859,597
(AMT), Prerefunded to 1/1/22, 5.00%, 1/1/28	520	532,132
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	3,755,000
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	4,152,750
Chicago, IL, (O’Hare International Airport):
(AMT), 5.00%, 1/1/22	825	844,421
(AMT), 5.00%, 1/1/23	1,300	1,391,013
(AMT), Prerefunded to 1/1/22, 5.00%, 1/1/30	3,000	3,069,990
Clark County, NV, Airport System Revenue, (AMT), 5.00%, 7/1/27	2,500	3,094,650
Georgia State Road and Tollway Authority, 5.00%, 6/1/31	1,000	1,326,420
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,574,840
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	4,806,525
Hawaii, Harbor System Revenue, (AMT), 5.00%, 7/1/25	375	439,009
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	550,000
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,925,250
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/26	885	1,037,972
(AMT), 5.00%, 7/1/27	1,250	1,459,050
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/25(2)	2,000	2,369,420
Miami-Dade County, FL, Aviation Revenue:
5.00%, 10/1/30	750	905,107
5.00%, 10/1/31	1,000	1,316,040
5.00%, 10/1/32	1,000	1,312,240
New York Thruway Authority, 5.00%, 1/1/30	2,340	2,690,813
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/24	1,250	1,440,300
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger):
(AMT), 5.00%, 11/1/25	1,000	1,059,420
(AMT), 5.00%, 11/1/26	890	942,145
Pennsylvania Turnpike Commission:
5.00%, 12/1/37	2,850	3,670,201
Series 2013C, 5.00%, 12/1/22	1,000	1,068,240
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,008,730
Port Authority of New York and New Jersey, (AMT), 3.00%, 10/1/27	5,000	5,628,500
Port of New Orleans, LA:
(AMT), 5.00%, 4/1/26	485	576,180
(AMT), 5.00%, 4/1/27	505	615,767
(AMT), 5.00%, 4/1/28	485	605,047
(AMT), 5.00%, 4/1/29	515	655,441
Port of Seattle, WA:
(AMT), 5.00%, 9/1/25	2,200	2,598,002
(AMT), 5.00%, 4/1/31	4,000	5,043,960
South Jersey Transportation Authority, NJ:
5.00%, 11/1/22	155	164,232
5.00%, 11/1/24	395	455,091

		$66,943,495

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.6%
Baltimore, MD, (Water Projects):
5.00%, 7/1/32	$410	$546,222
5.00%, 7/1/33	305	405,077
5.00%, 7/1/34	545	721,760
5.00%, 7/1/35	350	462,858
5.00%, 7/1/36	350	461,654
Chicago, IL, Water Revenue, 5.00%, 11/1/22	1,000	1,062,740
Great Lakes Water Authority, MI:
5.00%, 7/1/24	150	170,547
5.00%, 7/1/25	100	117,719
5.00%, 7/1/26	300	364,401
5.00%, 7/1/27	300	374,733
5.00%, 7/1/28	220	281,675
5.00%, 7/1/29	460	599,904
Hollywood, FL, Water and Sewer Revenue:
5.00%, 10/1/30	290	385,282
5.00%, 10/1/31	325	436,404
5.00%, 10/1/32	525	702,376
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,060,670
Metropolitan Water District of Southern California, 0.17%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(1)	3,250	3,250,747
Miami-Dade County, FL, Water and Sewer System Revenue:
5.00%, 10/1/27(2)	1,050	1,320,081
5.00%, 10/1/28(2)	665	855,882
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/32	3,000	3,968,010
(SPA: JPMorgan Chase Bank, N.A.), 0.03%, 6/15/50(3)	10,000	10,000,000
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,207,560
Union County, NC, Enterprise Systems Revenue, 5.00%, 6/1/27	800	1,002,872

		$29,759,174

Total Tax-Exempt Municipal Obligations — 89.5% (identified cost $558,300,594)		$577,897,418

Taxable Municipal Obligations — 5.8%

Security	Principal Amount (000’s omitted)	Value
Education — 0.3%
University of Arizona, 1.782%, 6/1/29	$1,720	$1,742,308

		$1,742,308

Escrowed/Prerefunded — 0.6%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$3,595	$3,783,989

		$3,783,989

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.0%
Chicago, IL, 7.75%, 1/1/42	$2,650	$3,025,955
Collin County, TX, 1.448%, 2/15/28(2)	1,000	999,580
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 1.827%, 2/1/22	300	302,172
Detroit, MI, 2.711%, 4/1/26	700	712,712
Klamath County School District, OR, 1.30%, 6/15/27(2)	500	500,990
Mill Valley School District, CA, 1.30%, 8/1/22	155	155,983
Nashua, NH, 1.40%, 1/15/33	625	585,450
Watertown, CT, 0.55%, 10/15/24	365	362,379

		$6,645,221

Hospital — 0.2%
Middleburg Heights, OH, (Southwest General Health Center):
1.899%, 8/1/21	$465	$465,395
1.949%, 8/1/22	500	506,135
2.025%, 8/1/23	615	627,897

		$1,599,427

Insured-General Obligations — 0.3%
Sterling, IL, (BAM), 2.25%, 11/1/33	$375	$375,431
Tuscola County, MI, (AGM), 2.15%, 9/1/32(2)	495	495,228
Westland, MI:
(BAM), 1.734%, 11/1/31	400	395,468
(BAM), 1.954%, 11/1/33	910	900,900

		$2,167,027

Insured-Hospital — 0.1%
Maine Health and Higher Educational Facilities Authority, (Eastern Maine Medical Center):
(AGM), 1.304%, 7/1/26	$200	$200,374
(AGM), 1.859%, 7/1/28	500	504,660

		$705,034

Insured-Special Tax Revenue — 0.3%
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.207%, 9/1/30	$1,815	$1,843,677

		$1,843,677

Senior Living/Life Care — 0.8%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$350	$357,284
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
2.33%, 11/15/21	495	496,663
2.38%, 11/15/22	360	363,863
2.60%, 11/15/24	4,000	4,063,360

		$5,281,170

Special Tax Revenue — 1.3%
American Samoa Economic Development Authority, 2.47%, 9/1/24(4)	$525	$525,026
Cottonwood, AZ, Pledged Revenue, 2.325%, 7/1/32	750	760,088
New York Dormitory Authority, Personal Income Tax Revenue, 1.538%, 3/15/27	7,100	7,137,843

		$8,422,957

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.6%
Massachusetts Educational Financing Authority:
2.305%, 7/1/29(2)	$2,000	$2,007,380
3.875%, 7/1/23	1,100	1,167,210
Rhode Island Student Loan Authority, 2.373%, 12/1/28	400	408,916

		$3,583,506

Water and Sewer — 0.3%
Boston Water and Sewer Commission, MA, Green Bonds:
1.629%, 11/1/29(2)	$1,000	$1,009,160
1.729%, 11/1/30(2)	580	585,585
North Davis Sewer District, UT, 1.65%, 3/1/29	150	149,967

		$1,744,712

Total Taxable Municipal Obligations — 5.8% (identified cost $36,858,401)		$37,519,028

Total Investments — 95.4% (identified cost $596,068,995)		$616,337,458

Other Assets, Less Liabilities — 4.6%		$29,642,748

Net Assets — 100.0%		$645,980,206

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	15.2%
Illinois	10.1%
Others, representing less than 10% individually	70.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 15.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 5.4% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2021.

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2021.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $18,878,597 or 2.9% of the Fund’s net assets.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(6)

Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at June 30, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$921,012	$—	$921,012
Tax-Exempt Municipal Obligations	—	577,897,418	—	577,897,418
Taxable Municipal Obligations	—	37,519,028	—	37,519,028
Total Investments	$—	$616,337,458	$—	$616,337,458

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.